Property and Equipment Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation Expense	$ 1.4	$ 0.9	$ 0.6
Impairments of property and equipment	$ 0.0	$ 0.0	$ 0.0